Commitments and Contingencies - Schedule of Future Minimum Lease Payments with Respect to Agreements (Details) - Dec. 31, 2020	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	¥ 103,289,167	$ 15,829,757
2022	¥ 12,862,500	$ 1,971,264